Nature of Operations (Details Narrative) - USD ($)	3 Months Ended		6 Months Ended
	May 31, 2023	May 31, 2022	May 31, 2023	May 31, 2022	Nov. 30, 2022
Nature of Operations
Net loss	$ (54,121)	$ (840,654)	$ (409,859)	$ (1,721,626)
Accumulated deficit	(105,543,958)		(105,543,958)		$ (105,134,099)
Working capital deficiency	$ (10,986,594)		$ (10,986,594)		$ (11,516,252)